Segment Information and Sales to Significant Customers - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,242,564	$ 1,235,962	$ 1,223,304	$ 1,185,720	$ 1,166,504	$ 1,160,290	$ 1,145,271	$ 1,104,632	$ 4,887,550	$ 4,576,697	$ 4,288,640
North America (mainly United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									3,306,988	3,100,038	2,791,472
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									703,141	582,192	622,780
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 877,421	$ 894,467	$ 874,388